Debt, Cash and Cash Equivalents - Summary of Interest Rate Fluctuations of Debt Net of Cash and Cash Equivalents (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
+100 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	€ 45
Impact on pre-tax income/(expense) recognized directly in equity	0
+25 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	11
Impact on pre-tax income/(expense) recognized directly in equity	0
-25 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(11)
Impact on pre-tax income/(expense) recognized directly in equity	0
-100 BP [Member]
Disclosure of Interest Rate of Debt Net of Cash and Cash Equivalent [Line Items]
Impact on pre-tax net income	(45)
Impact on pre-tax income/(expense) recognized directly in equity	€ 0